Revenue (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Revenue
Revenue expected to be recognized from remaining performance obligations

Fiscal year ending February 28(29),
Remainder of 2021	$42,174
2022	126,168
2023	46,607
2024	14,026
Total	$228,975

Fiscal periods ending February 28(29),
2021	$111,741
2022	42,461
2023	8,390
2024	1,960
Total	$164,552